Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information Line Items
Entity Central Index Key	0001976870
Document Type	POS AM
Entity Registrant Name	BRB FOODS INC.
Entity Incorporation, State or Country Code	WY
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	1. This registration statement contains two prospectuses, as set forth below.• Public Offering Prospectus. A prospectus to be used for the public offering of 3,750,000 shares of common stock of the Registrant (the “Public Offering Prospectus”) through the underwriters named on the cover page of the Public Offering Prospectus. The estimated initial public offering price for the common stock to be sold in the offering is expected to be between $4.00 and $5.00 per share of common stock.• Resale Prospectus. A prospectus to be used for the resale by the selling shareholders set forth therein of 2,572,642 shares of common stock of the Registrant (the “Resale Prospectus”).The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points:• they contain different front covers and back covers;• they contain different Offering sections in the Prospectus Summary section;• they contain different Use of Proceeds sections;• the Capitalization and Dilution sections are deleted in the Resale Prospectus;• a selling shareholder section is included in the Resale Prospectus;• The Underwriting section from the Public Offering Prospectus is deleted from the Resale Prospectus and a Plan of Distribution section is inserted in its place; and• the Legal Matters section in the Resale Prospectus on page Alt-15 deletes the reference to counsel for the underwriters.The Registrant has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the selling shareholders.2. Post-Effective AmendmentOn January17, 2024, the Registrant initially filed a registration statement on Form S-1 (File No. 333-276557) (the “Prior Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC”), which was subsequently declared effective by the SEC on August 11, 2025. On August 28, 2025, the Registrant filed Pos-Effective Amendment No.1 to the Prior Registration Statement to include interim consolidated financial statements at June 30, 2025 and for the six months ended June 30, 2025 and 2024 and to update certain other information contained therein (the “First Post-Effective Amendment”). On September 25, 2025, the Registrant filed post-effective amendment no. 2 to the registration statement on Form S-1 (the “Second Post-Effective Amendment”). On October 22, 2025, the Registrant filed post effective amendment no. 3 to the registration statement on Form S-1 (the “Third Post-Effective Amendment”) pursuant to Section 8(a) of the Securities Act of 1933, as amended (the “Securities Act”), to allow automatic effectiveness in light of the then-ongoing suspension of the SEC’s operations and to restart the 15-business-day pricing period provided by Rule 430A(a)(3).The Registrant is filing this post-effective amendment no. 4 to the registration statement on Form S-1 (the “Fourth Post-Effective Amendment”) to the registration statement on Form S-1 to (i) include interim consolidated financial statements at September 30, 2025 and for the nine months ended September 30, 2025 and 2024 and to update certain other information contained in the Third Post-Effective Amendment, and (ii) amend the cover page hereto by re-inserting the delaying amendment language pursuant to Rule 473 under the Securities Act. This Fourth Post-Effective Amendment does not make any substantive changes to the prospectus included in the Third Post-Effective Amendment and is not registering any additional securities.
Amendment Flag	true